COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES
Schedule of minimum annual commitments

		Minimum Annual Commitment Each Year
($ thousands)	Total	2018	2019	2020	2021	2022	Thereafter
Senior notes(1)	$672,379	$27,656	$57,656	$102,579	$102,579	$126,464	$255,445
Transportation commitments	249,214	28,106	26,490	22,652	19,804	17,715	134,447
Processing commitments	26,317	10,143	3,506	3,174	1,519	1,519	6,456
Drilling and completions	66,096	50,948	7,574	7,574	—	—	—
Office lease commitments	74,940	11,831	10,448	10,647	10,676	10,728	20,610
Sublease recoveries	(16,790)	(3,073)	(3,247)	(3,133)	(2,971)	(1,956)	(2,410)
Net office lease commitments(4)	58,150	8,758	7,201	7,514	7,705	8,772	18,200
Total commitments(2)(3)	$1,072,156	$125,611	$102,427	$143,493	$131,607	$154,470	$414,548
(1)	Interest payments have not been included.
(2)

Crown and surface royalties, production taxes, lease rentals and mineral taxes (hydrocarbon production rights) have not been included as amounts paid depend on future ownership, production, prices and the legislative environment.

(3)	US$ commitments have been converted to CDN$ using the December 31, 2017 foreign exchange rate of 1.2571.
(4)	Net office lease payments in 2017 were $9.7 million (2016 - $10.5 million, 2015 - $10.8 million).